BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2026
Net income attributable to ordinary shareholders
SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE

The following table sets forth the computation of the Group’s basic and diluted net (loss)/income per share

	As of March 31,
	2026		2025
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Earnings attributable to ordinary shareholders
Allocation of earnings between Class A and Class B Ordinary Shares	$99,753	$9,975	$1,148,231	$114,594

Weighted average number of ordinary shares
Basic and diluted*	10,000,000	1,000,000	10,000,000	1,000,000

Earnings per share - Basic and diluted	$0.01	$0.01	$0.11	$0.11